Dividends - Summary of dividends paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Dividends [Line Items]
Dividends payable during the year	$ 11,716	$ 15,385	$ 6,132
Net movement of unclaimed dividends in the year	11	(28)	0
Dividends payable during the year	11,727	15,357	6,132
Rio Tinto plc | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	5,024	3,809	2,783
Interim dividend payable	3,162	4,627	1,937
Rio Tinto plc | Special Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	747	1,146	0
Interim dividend payable	0	2,276	0
Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	1,597	1,138	857
Interim dividend payable	949	1,372	555
Rio Tinto Limited | Special Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	237	343	0
Interim dividend payable	$ 0	$ 674	$ 0